Basis of Presentation and Significant Accounting Policies (Details) - Schedule of basic and diluted net loss per ordinary share - Helix Acquisition Corp.[Member] - USD ($)	5 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Class A [Member]
Numerator:
Allocation of net loss, as adjusted	$ (63,409)	$ (3,660,511)
Denominator:
Basic and diluted weighted average shares outstanding	6,232,090	11,930,000
Basic and diluted net loss per ordinary share	$ (0.01)	$ (0.31)
Class B [Member]
Numerator:
Allocation of net loss, as adjusted	$ (27,429)	$ (882,143)
Denominator:
Basic and diluted weighted average shares outstanding	2,695,896	2,875,000
Basic and diluted net loss per ordinary share	$ (0.01)	$ (0.31)